Stock Options (Details) - Schedule of company’s stock options outstanding - DeepGreen Metals Inc. [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Options Outstanding	15,395,394	13,429,912
Options Exercisable	13,495,394	12,575,162
January 18, 2021 [Member]
Class of Warrant or Right [Line Items]
Expiry Date		Jan. 18, 2021
Exercise price (in Dollars per share)		$ 0.35
Weighted average life to expiry (years)		18 days
Options Outstanding		100,000
Options Exercisable		100,000
March 31, 2024 [Member]
Class of Warrant or Right [Line Items]
Expiry Date	Mar. 31, 2024	Mar. 31, 2024
Exercise price (in Dollars per share)		$ 0.75
Weighted average life to expiry (years)	2 years 9 months	3 years 3 months
Options Outstanding	63,748	63,748
Options Exercisable	63,748	63,748
May 16, 2021 [Member]
Class of Warrant or Right [Line Items]
Expiry Date		May 16, 2021
Exercise price (in Dollars per share)		$ 0.75
Weighted average life to expiry (years)		4 months 13 days
Options Outstanding		50,000
Options Exercisable		50,000
June 1, 2028 [Member]
Class of Warrant or Right [Line Items]
Expiry Date	Jun. 01, 2028	Jun. 01, 2028
Exercise price (in Dollars per share)		$ 0.75
Weighted average life to expiry (years)	6 years 11 months 4 days	7 years 5 months 1 day
Options Outstanding	13,783,980	11,875,000
Options Exercisable	12,383,980	11,520,250
June 30, 2028 [Member]
Class of Warrant or Right [Line Items]
Expiry Date	Jun. 30, 2028	Jun. 30, 2028
Exercise price (in Dollars per share)		$ 3.00
Weighted average life to expiry (years)	7 years 3 days	7 years 6 months
Options Outstanding	1,000,000	1,000,000
Options Exercisable	500,000	500,000
June 30, 2028 [Member]
Class of Warrant or Right [Line Items]
Expiry Date	Jun. 30, 2028	Jun. 30, 2028
Exercise price (in Dollars per share)
Weighted average life to expiry (years)	7 years 3 days	7 years 6 months
Options Outstanding	100,000	100,000
Options Exercisable	100,000	100,000
December 31, 2025 [Member]
Class of Warrant or Right [Line Items]
Expiry Date	Dec. 31, 2025	Dec. 31, 2025
Exercise price (in Dollars per share)		$ 0.75
Weighted average life to expiry (years)	4 years 6 months 3 days	5 years
Options Outstanding	10,000	220,000
Options Exercisable	10,000	220,000
December 31, 2025 [Member]
Class of Warrant or Right [Line Items]
Expiry Date		Dec. 31, 2025
Exercise price (in Dollars per share)		$ 0.25
Weighted average life to expiry (years)		5 years
Options Outstanding		21,164
Options Exercisable		21,164